LEASE OBLIGATION (Details) - USD ($)	Mar. 31, 2023	Jun. 30, 2022
Total minimum payments	$ 101,928
Capital lease obligation, current	42,397	$ 40,705
Capital lease obligation, noncurrent	79,701	$ 111,691
Operating Lease [Member]
2022	45,389
2023	182,652
2024	183,775
2025	11,477
Total minimum payments	423,293
Capital Lease Obligations [Member]
2022	12,155
2023	48,619
2024	43,917
2025	28,028
Total minimum payments	132,719
Less: amount representing interest	10,621
Present value of minimum lease payments	122,098
Capital lease obligation, current	42,397
Capital lease obligation, noncurrent	$ 79,701